Property, Plant and Equipment - Disclosure of Sensitivity Analysis - Impairment of Assets (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Property, plant and equipment [abstract]
Percentage decrease resulting in additional impairment	10.00%	10.00%
Percentage increase resulting in additional impairment	10.00%	10.00%
Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	R 7,155	R 5,174
Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	2,758	1,636
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	1,962	2,716
Doornkop
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	1,350	2,052
Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	1,278	1,684
Joel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	984	882
Hidden Valley
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	749	752
Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	337	141
Impairment 10% increase	300	0
Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	331	222
Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	291	1,826
Impairment 10% increase	0	1,090
Other surface operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	178	540
Masimong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	105	386
Impairment 10% increase	0	59
Unisel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	45	525
Impairment 10% increase	0	433
Kalgold
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10% decrease	R 39	R 0